Note 8 - Options (Details) (USD $)	3 Months Ended						12 Months Ended	3 Months Ended		3 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Nov. 30, 2013	Jul. 31, 2013	Mar. 31, 2013	Nov. 30, 2012	Nov. 30, 2004 Performance Shares [Member] Two Executives [Member]	Feb. 28, 2014 Performance Shares [Member]	Feb. 28, 2013 Performance Shares [Member]	Feb. 28, 2014 Employee Stock Option Plan [Member]
Note 8 - Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum										10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized										2,281,971
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	4,441,072	4,091,964	4,455,072			4,139,059				1,691,132
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant										590,839
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,514,575			375,000	0.25					1
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period										10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							2,763,940
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares								1,658,364
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars)								$ 1,771,200	$ 2,214,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	12,000	0								12,000
Proceeds from Stock Options Exercised (in Dollars)	$ 29,736									$ 29,736